Interim Statement Presentation (Details) - USD ($)	May 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Accounting Policies [Abstract]
Cash	$ 841,098	$ 492,610	$ 8,077,849
Short-term investments	4,000,000	5,500,000	0
Total cash and short-term investments	$ 4,841,098	$ 5,992,610	$ 8,077,849